Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 568	$ 514	$ 250
Settlements of debt related instruments	167	(157)	(160)
Repayment of interest bearing liabilities	(8,395)	(2,047)	(2,604)
Change from Net financing cash flows	(7,660)	(1,690)
Other movements:
Loss on bond repurchase	395
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,492	2,498
Proceeds from interest bearing liabilities	504	514
Repayment of interest bearing liabilities	(737)	(522)
Change from Net financing cash flows	(233)	(8)
Other movements:
Foreign exchange impacts	(1)
Other interest bearing liabilities/derivative related changes	2	2
At the end of the financial year	2,260	2,492	2,498
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	21,045	21,529
Repayment of interest bearing liabilities	(6,888)	(859)
Change from Net financing cash flows	(6,888)	(859)
Other movements:
Loss on bond repurchase	579
Interest rate impacts	(764)	720
Foreign exchange impacts	798	(354)
Other interest bearing liabilities/derivative related changes	(1)	9
At the end of the financial year	14,769	21,045	21,529
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,443	715
Repayment of interest bearing liabilities	(770)	(671)
Change from Net financing cash flows	(770)	(671)
Other movements:
Foreign exchange impacts	115	(43)
Leases recognised on IFRS 16 transition		2,301
Lease additions	1,223	436
Re-measurements of index-linked freight contracts	(59)	733
Other interest bearing liabilities/derivative related changes	(56)	(28)
At the end of the financial year	3,896	3,443	715
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year		20
Other movements:
Other interest bearing liabilities/derivative related changes		(20)
At the end of the financial year			20
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	68	66
Proceeds from interest bearing liabilities	64
Repayment of interest bearing liabilities		5
Change from Net financing cash flows	64	5
Other movements:
Foreign exchange impacts	(14)	(4)
Other interest bearing liabilities/derivative related changes	(60)	1
At the end of the financial year	58	68	66
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	(433)	204
Settlements of debt related instruments	167	(157)
Change from Net financing cash flows	167	(157)
Other movements:
Loss on bond repurchase	(184)
Interest rate impacts	704	(788)
Foreign exchange impacts	(796)	316
Other interest bearing liabilities/derivative related changes	(15)	(8)
At the end of the financial year	$ (557)	$ (433)	$ 204